EQUITY (Details 1)	12 Months Ended
Mar. 31, 2025 USD ($) shares
EQUITY
Number of Treasury shares, shares | shares	277,720
Treasury stock value var value	$ 977,887
Additional paid in capital treasury shares	75,150
Treasury stock cost value	$ 902,737